JPS
Nuveen Preferred & Income Securities Fund
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 153.9% (97.5% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 80.2% (50.8% of Total Investments)
	Banks – 27.6%
$2,861	Bank of America Corp, (3)	8.050%	6/15/27	Baa2	$3,626,290
19,300	Bank of America Corp	6.500%	N/A (4)	BBB+	21,326,500
12,300	Bank of America Corp	6.100%	N/A (4)	BBB+	13,530,000
3,000	Bank of Nova Scotia	4.900%	N/A (4)	BBB-	3,201,540
5,500	Citigroup Inc	5.950%	N/A (4)	BBB-	5,926,250
8,500	Citigroup Inc	4.150%	N/A (4)	BBB-	8,529,750
13,663	Citigroup Inc	4.000%	N/A (4)	BBB-	13,953,339
3,700	Citigroup Inc	3.875%	N/A (4)	BBB-	3,732,375
3,400	Citizens Financial Group Inc, (3)	6.375%	N/A (4)	BB+	3,574,250
7,500	Citizens Financial Group Inc	4.000%	N/A (4)	BB+	7,556,250
3,976	Citizens Financial Group Inc	5.650%	N/A (4)	BB+	4,358,690
14,000	CoBank ACB, (3)	6.250%	N/A (4)	BBB+	15,592,500
12,130	Comerica Inc, (3)	5.625%	N/A (4)	Baa2	13,388,488
6,100	Corestates Capital III, (3-Month LIBOR reference rate + 0.570% spread), 144A, (3), (5)	0.695%	2/15/27	A1	5,940,609
1,250	DNB Bank ASA, (3-Month LIBOR reference rate + 0.250% spread), (5)	0.372%	N/A (4)	Baa2	1,181,250
1,250	DNB Bank ASA, (6-Month LIBOR reference rate + 0.150% spread), (5)	0.308%	N/A (4)	Baa2	1,181,250
1,000	Fifth Third Bancorp	4.500%	N/A (4)	Baa3	1,076,250
2,500	Goldman Sachs Group Inc	3.800%	N/A (4)	BBB-	2,500,000
30,000	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (4)	BBB	48,825,000
8,000	HSBC Capital Funding Dollar 1 LP, Reg S	10.176%	N/A (4)	BBB	13,020,000
21,000	Huntington Bancshares Inc/OH, (3)	4.450%	N/A (4)	Baa3	22,443,750
11,000	Huntington Bancshares Inc/OH, (3)	5.625%	N/A (4)	Baa3	12,760,000
7,000	JPMorgan Chase & Co, (3)	6.100%	N/A (4)	BBB+	7,525,000
55,800	JPMorgan Chase & Co, (6)	6.750%	N/A (4)	BBB+	60,991,632
2,000	JPMorgan Chase & Co	3.650%	N/A (4)	BBB+	1,992,500
10,300	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.800% spread), (5)	3.932%	N/A (4)	BBB+	10,366,003
8,000	KeyCorp Capital III, (3)	7.750%	7/15/29	Baa2	10,156,190
11,300	Lloyds Bank PLC, Reg S	12.000%	N/A (4)	Baa3	11,622,027
2,450	Lloyds Banking Group PLC, 144A	6.657%	N/A (4)	Baa3	3,509,625
6,200	PNC Financial Services Group Inc	3.400%	N/A (4)	Baa2	6,114,750

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$4,100	PNC Financial Services Group Inc, (3-Month LIBOR reference rate + 3.678% spread), (5)	3.810%	N/A (4)	Baa2	$4,124,597
2,000	Regions Financial Corp	5.750%	N/A (4)	BB+	2,207,500
24,100	Standard Chartered PLC, 144A, (6)	7.014%	N/A (4)	BBB-	33,378,500
16,200	SVB Financial Group	4.250%	N/A (4)	Baa2	16,248,600
1,000	SVB Financial Group	4.100%	N/A (4)	Baa2	980,340
46,867	Truist Financial Corp, (6)	4.950%	N/A (4)	Baa2	50,862,412
36,386	Truist Financial Corp	4.800%	N/A (4)	Baa2	37,704,992
25,580	Wells Fargo & Co, (3)	7.950%	11/15/29	Baa1	34,874,213
36,150	Wells Fargo & Co, (3)	3.900%	N/A (4)	Baa2	36,827,812
	Total Banks				556,711,024
	Capital Markets – 9.2%
5,400	Bank of New York Mellon Corp, (3-Month LIBOR reference rate + 3.420% spread), (5)	3.542%	N/A (4)	Baa1	5,413,500
10,000	Bank of New York Mellon Corp	3.700%	N/A (4)	Baa1	10,415,000
35,150	Bank of New York Mellon Corp	4.700%	N/A (4)	Baa1	38,250,230
2,800	Charles Schwab Corp, (3)	4.000%	N/A (4)	BBB	2,842,000
15,500	Charles Schwab Corp	4.000%	N/A (4)	BBB	15,951,825
18,700	Charles Schwab Corp, (6)	7.000%	N/A (4)	BBB	18,887,000
39,505	Charles Schwab Corp	5.375%	N/A (4)	BBB	43,451,550
7,500	Depository Trust & Clearing Corp, 144A	3.375%	N/A (4)	A	7,575,000
18,000	Goldman Sachs Group Inc	3.650%	N/A (4)	BBB-	17,865,000
6,000	Goldman Sachs Group Inc, (6)	5.500%	N/A (4)	BBB-	6,390,000
7,600	Goldman Sachs Group Inc	4.950%	N/A (4)	BBB-	7,999,000
10,000	State Street Corp, (3-Month LIBOR reference rate + 1.000% spread), (5)	1.116%	6/15/47	A3	8,875,197
867	State Street Corp, (3-Month LIBOR reference rate + 3.597% spread), (5)	3.713%	N/A (4)	Baa1	868,653
	Total Capital Markets				184,783,955
	Consumer Finance – 2.3%
7,000	Ally Financial Inc	4.700%	N/A (4)	Ba2	7,253,750
7,400	Ally Financial Inc	4.700%	N/A (4)	Ba2	7,529,500
14,500	American Express Co	3.550%	N/A (4)	Baa2	14,572,500
5,000	Capital One Financial Corp	3.950%	N/A (4)	Baa3	5,076,500
10,000	Discover Financial Services, (3)	6.125%	N/A (4)	Ba2	11,125,000
	Total Consumer Finance				45,557,250
	Diversified Financial Services – 3.5%
7,500	Citigroup Inc	5.950%	N/A (4)	BBB-	7,762,500
1,000	Citigroup Inc	5.900%	N/A (4)	BBB-	1,035,000
4,000	JP Morgan Chase & Company	6.000%	N/A (4)	BBB+	4,178,000

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Financial Services (continued)
$12,800	Scentre Group Trust 2, 144A	4.750%	9/24/80	BBB+	$13,521,920
28,484	Voya Financial Inc, (3), (7)	5.650%	5/15/53	BBB-	29,836,990
12,700	Voya Financial Inc	6.125%	N/A (4)	BBB-	13,493,750
	Total Diversified Financial Services				69,828,160
	Electric Utilities – 4.5%
24,075	Duke Energy Corp	4.875%	N/A (4)	BBB-	25,555,613
19,091	Emera Inc, (3)	6.750%	6/15/76	BB+	22,410,543
10,000	NextEra Energy Capital Holdings Inc	2.241%	6/15/67	BBB	9,411,370
1,600	NextEra Energy Capital Holdings Inc	4.800%	12/01/77	BBB	1,794,157
21,400	PPL Capital Funding Inc, (3)	2.797%	3/30/67	BBB	20,490,500
5,600	Southern Co, (7)	4.000%	1/15/51	BBB-	5,839,120
6,000	Southern Co	5.500%	3/15/57	BBB-	6,072,082
	Total Electric Utilities				91,573,385
	Food Products – 0.3%
6,705	Dairy Farmers of America Inc, 144A, (3)	7.125%	N/A (4)	BB+	6,772,050
	Insurance – 24.0%
3,598	ACE Capital Trust II	9.700%	4/01/30	BBB+	5,366,292
10,500	Allianz SE, 144A	3.500%	N/A (4)	A	10,578,750
4,400	Allianz SE, Reg S	3.500%	N/A (4)	A	4,433,000
4,400	Allstate Corp, (7)	5.750%	8/15/53	BBB	4,665,100
1,100	Allstate Corp	6.500%	5/15/57	Baa1	1,465,750
13,300	American International Group Inc, (7)	5.750%	4/01/48	BBB-	15,245,790
13,605	American International Group Inc, (3)	8.175%	5/15/58	BBB-	20,067,375
2,299	Aon Corp, (3)	8.205%	1/01/27	BBB	2,956,118
6,210	Argentum Netherlands BV for Swiss Re Ltd, Reg S, (3)	5.750%	8/15/50	BBB+	6,971,222
2,100	Argentum Netherlands BV for Swiss Re Ltd, Reg S	5.625%	8/15/52	BBB+	2,400,388
16,550	AXA SA, (3)	8.600%	12/15/30	BBB+	24,348,315
17,819	AXA SA, 144A, (3)	6.379%	N/A (4)	Baa1	24,723,863
900	AXA SA, Reg S	5.500%	N/A (4)	A3	911,070
14,550	Cloverie PLC for Zurich Insurance Co Ltd, Reg S	5.625%	6/24/46	A+	16,659,750
1,200	Everest Reinsurance Holdings Inc, (3)	2.510%	5/15/37	BBB	1,155,135
17,300	Legal & General Group PLC, Reg S	5.250%	3/21/47	A3	19,094,875
30,860	Liberty Mutual Group Inc, 144A, (3)	7.800%	3/15/37	Baa3	43,465,693
9,350	M&G PLC, Reg S	6.500%	10/20/48	A3	11,242,066
29,600	MetLife Capital Trust IV, 144A, (3), (6)	7.875%	12/15/37	BBB	41,070,000
36,531	MetLife Inc, 144A, (6), (7)	9.250%	4/08/38	BBB	55,096,264
3,000	MetLife Inc	10.750%	8/01/39	BBB	5,090,712
10,500	MetLife Inc	3.850%	N/A (4)	BBB	10,893,750

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$41,904	Nationwide Financial Services Inc, (3), (7)	6.750%	5/15/37	Baa2	$50,913,360
20,600	Nippon Life Insurance Co, 144A, (3)	2.750%	N/A (4)	A-	20,007,750
6,225	Prudential Financial Inc, (7)	5.875%	9/15/42	BBB+	6,444,077
27,180	Prudential Financial Inc, (3), (7)	5.625%	6/15/43	BBB+	28,700,822
4,000	Prudential Financial Inc, (3)	5.700%	9/15/48	BBB+	4,538,324
6,500	Prudential Financial Inc, (6)	3.700%	10/01/50	BBB+	6,703,437
14,900	Sumitomo Life Insurance Co, 144A, (3)	3.375%	4/15/81	A-	15,309,750
8,700	Willow No 2 Ireland PLC for Zurich Insurance Co Ltd, Reg S	4.250%	10/01/45	A+	9,341,625
14,394	Zurich Finance Ireland Designated Activity Co, Reg S	3.000%	4/19/51	A+	14,214,075
	Total Insurance				484,074,498
	Machinery – 0.3%
5,700	Stanley Black & Decker Inc	4.000%	3/15/60	BBB+	6,041,202
	Multi-Utilities – 3.2%
38,020	Dominion Energy Inc, (6)	4.650%	N/A (4)	BBB-	40,491,300
20,900	NiSource Inc, (6)	5.650%	N/A (4)	BBB-	22,049,500
3,000	WEC Energy Group Inc, (3)	2.237%	5/15/67	BBB	2,805,000
	Total Multi-Utilities				65,345,800
	Oil, Gas & Consumable Fuels – 2.8%
5,900	BP Capital Markets PLC	4.375%	N/A (4)	Baa1	6,255,180
16,000	Enbridge Inc, (3)	5.750%	7/15/80	BBB-	17,984,000
10,934	Enterprise Products Operating LLC, (3)	5.250%	8/16/77	Baa2	11,483,853
3,400	Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	3,492,431
14,885	Transcanada Trust, (3)	5.500%	9/15/79	BBB	16,224,650
	Total Oil, Gas & Consumable Fuels				55,440,114
	Road & Rail – 1.5%
25,485	BNSF Funding Trust I, (6)	6.613%	12/15/55	A	29,144,646
	Wireless Telecommunication Services – 1.0%
16,516	Vodafone Group PLC	7.000%	4/04/79	BB+	19,969,233
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,470,274,855)				1,615,241,317

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 50.8% (32.2% of Total Investments) (8)
	Banks – 41.7%
$2,800	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (4)	Baa2	$3,220,308
17,800	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (4)	Ba2	19,090,500
11,800	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (4)	Ba2	12,688,068

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$24,200	Banco Santander SA, Reg S, (3)	7.500%	N/A (4)	Ba1	$26,166,250
6,200	Banco Santander SA	4.750%	N/A (4)	Ba1	6,232,054
1,708	Barclays Bank PLC, (3)	7.625%	11/21/22	BBB+	1,819,052
63,300	Barclays PLC	7.750%	N/A (4)	BBB-	68,746,965
31,100	Barclays PLC, Reg S	7.875%	N/A (4)	BBB-	31,760,875
26,000	Barclays PLC	8.000%	N/A (4)	BBB-	28,990,000
5,500	BNP Paribas SA, 144A	7.000%	N/A (4)	BBB	6,475,810
38,585	BNP Paribas SA, 144A, (3), (6)	7.375%	N/A (4)	BBB	44,276,287
10,000	BNP Paribas SA, Reg S	7.375%	N/A (4)	BBB	11,475,000
19,653	Credit Agricole SA, 144A	7.875%	N/A (4)	BBB	21,731,305
31,550	Credit Agricole SA, 144A	8.125%	N/A (4)	BBB	37,781,125
4,466	Credit Agricole SA, Reg S, (3)	8.125%	N/A (4)	BBB	5,348,035
5,000	Danske Bank A/S, Reg S	4.375%	N/A (4)	BBB-	5,037,500
11,588	Danske Bank A/S, Reg S, (3)	6.125%	N/A (4)	BBB-	12,268,795
10,500	Danske Bank A/S, Reg S	7.000%	N/A (4)	BBB-	11,681,250
38,192	DNB Bank ASA, Reg S	4.875%	N/A (4)	BBB	40,006,120
13,300	DNB Bank ASA, Reg S	6.500%	N/A (4)	BBB	13,539,400
1,600	HSBC Holdings PLC, (3)	6.000%	N/A (4)	BBB	1,736,992
8,504	HSBC Holdings PLC	6.250%	N/A (4)	BBB	8,844,160
9,700	ING Groep NV, Reg S, (3)	6.875%	N/A (4)	BBB	9,918,250
26,700	ING Groep NV	6.500%	N/A (4)	BBB	29,303,250
9,600	Intesa Sanpaolo SpA, 144A	7.700%	N/A (4)	BB-	10,716,000
48,428	Lloyds Banking Group PLC	7.500%	N/A (4)	Baa3	53,573,475
4,500	Lloyds Banking Group PLC, (3)	6.750%	N/A (4)	Baa3	5,142,375
5,075	Macquarie Bank Ltd/London, 144A, (3)	6.125%	N/A (4)	BB+	5,500,031
14,250	NatWest Group PLC	8.000%	N/A (4)	BBB-	16,708,125
17,000	NatWest Group PLC	6.000%	N/A (4)	BBB-	18,792,310
35,090	Nordea Bank Abp, 144A	6.125%	N/A (4)	BBB+	38,182,131
18,988	Nordea Bank Abp, Reg S	6.125%	N/A (4)	BBB+	20,661,223
26,400	Nordea Bank Abp, 144A	6.625%	N/A (4)	BBB+	30,112,368
1,000	Skandinaviska Enskilda Banken AB, Reg S	5.625%	N/A (4)	BBB+	1,018,780
10,000	Skandinaviska Enskilda Banken AB, Reg S	5.125%	N/A (4)	BBB+	10,587,800
73,300	Societe Generale SA, 144A	8.000%	N/A (4)	BB	85,422,354
4,550	Societe Generale SA, 144A	5.375%	N/A (4)	BB+	4,834,375
9,000	Societe Generale SA, Reg S	7.875%	N/A (4)	BB+	9,916,200
16,622	Standard Chartered PLC, 144A	7.500%	N/A (4)	BBB-	16,975,218
13,000	Standard Chartered PLC, 144A	7.750%	N/A (4)	BBB-	13,877,500
4,700	Standard Chartered PLC, Reg S	7.500%	N/A (4)	BBB-	4,799,875
7,200	Svenska Handelsbanken AB, Reg S	4.375%	N/A (4)	A-	7,515,950
12,000	Swedbank AB, Reg S, (3)	6.000%	N/A (4)	BBB	12,180,000

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$15,000	UniCredit SpA, Reg S	8.000%	N/A (4)	B+	$16,368,750
765,449	Total Banks				841,022,191
	Capital Markets – 9.1%
11,000	Credit Suisse Group AG, 144A	7.500%	N/A (4)	BB+	11,701,250
58,000	Credit Suisse Group AG, 144A, (3), (6)	7.500%	N/A (4)	BB+	63,220,000
17,400	Credit Suisse Group AG, Reg S	7.500%	N/A (4)	BB+	18,966,000
6,700	Credit Suisse Group AG, Reg S	7.125%	N/A (4)	BB+	6,926,125
25,000	UBS Group AG, 144A, (3)	3.875%	N/A (4)	BBB	24,831,250
10,000	UBS Group AG, Reg S	3.875%	N/A (4)	BBB	9,932,500
4,300	UBS Group AG, Reg S	5.125%	N/A (4)	BBB	4,627,875
3,000	UBS Group AG, 144A, (3)	7.000%	N/A (4)	BBB	3,243,750
35,300	UBS Group AG, Reg S, (3)	6.875%	N/A (4)	BBB	39,800,750
170,700	Total Capital Markets				183,249,500
$936,149	Total Contingent Capital Securities (cost $962,766,938)				1,024,271,691

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 17.2% (10.9% of Total Investments)
	Banks – 7.1%
234,365	Associated Banc-Corp	5.625%	Baa3	$6,344,495
315,542	Bank of America Corp	5.375%	BBB+	8,560,654
346,088	Citigroup Inc	6.875%	BBB-	9,815,056
47,500	CoBank ACB, (9)	6.250%	BBB+	4,928,125
53,000	CoBank ACB, (9)	6.200%	BBB+	5,830,000
177,750	Farm Credit Bank of Texas, 144A, (3), (9)	6.750%	Baa1	19,108,125
84,563	Fifth Third Bancorp	6.625%	Baa3	2,431,186
50,000	Fifth Third Bancorp	4.950%	Baa3	1,327,000
40,000	First Republic Bank/CA	4.000%	BBB-	975,200
150,000	Fulton Financial Corp	5.125%	Baa3	3,948,000
11,474	JPMorgan Chase & Co	5.750%	BBB+	312,667
600	JPMorgan Chase & Co	6.000%	BBB+	16,644
722,103	KeyCorp	6.125%	Baa3	22,132,457
1,583,531	PNC Financial Services Group Inc, (3)	6.125%	Baa2	40,728,417
189,200	Regions Financial Corp, (3)	5.700%	BB+	5,456,528
21,637	Synovus Financial Corp	5.875%	BB-	581,603
214,231	Wells Fargo & Co	5.850%	Baa2	5,773,525
1,400	Wells Fargo & Co	4.750%	Baa2	36,260
152,000	Western Alliance Bancorp	4.250%	Ba1	3,991,520
	Total Banks			142,297,462
	Capital Markets – 2.0%
135,585	Affiliated Managers Group Inc	5.875%	Baa1	3,736,723

Shares	Description (1)	Coupon	Ratings (2)	Value
	Capital Markets (continued)
160,000	Affiliated Managers Group Inc	4.750%	Baa1	$4,145,600
100,000	Affiliated Managers Group Inc	4.200%	Baa1	2,470,000
365,239	Goldman Sachs Group Inc	5.500%	Ba1	9,817,624
80	Morgan Stanley	4.000%	Baa3	2,019
622,802	Morgan Stanley	5.850%	Baa3	18,347,747
12,000	Northern Trust Corp	4.700%	BBB+	326,880
74,642	State Street Corp	5.900%	Baa1	2,126,551
	Total Capital Markets			40,973,144
	Consumer Finance – 0.2%
50,338	Capital One Financial Corp, (3)	5.000%	Baa3	1,340,501
130,000	Capital One Financial Corp, (3)	4.800%	Baa3	3,404,700
	Total Consumer Finance			4,745,201
	Diversified Financial Services – 1.1%
105,300	AgriBank FCB, (9)	6.875%	BBB+	11,372,400
239,758	Equitable Holdings Inc, (3)	5.250%	BBB-	6,372,768
100,000	Equitable Holdings Inc	4.300%	BBB-	2,524,000
23,384	National Rural Utilities Cooperative Finance Corp	5.500%	A3	649,841
39,705	Voya Financial Inc, (3)	5.350%	BBB-	1,171,297
	Total Diversified Financial Services			22,090,306
	Diversified Telecommunication Services – 0.8%
578,314	AT&T Inc	4.750%	BBB-	15,059,297
20,680	AT&T Inc, (3)	5.000%	BBB-	550,088
25,000	AT&T Inc	5.625%	BBB+	673,250
	Total Diversified Telecommunication Services			16,282,635
	Electric Utilities – 1.4%
154,334	Alabama Power Co	5.000%	A3	4,020,400
5,786	CMS Energy Corp	5.875%	BBB-	157,379
83,500	DTE Energy Co	4.375%	BBB-	2,150,125
152,276	Duke Energy Corp, (3)	5.750%	BBB-	4,233,273
16,000	Entergy Texas Inc, (3)	5.375%	BBB-	428,000
112,272	Interstate Power and Light Co	5.100%	BBB	2,923,563
197,288	NextEra Energy Capital Holdings Inc	5.650%	BBB	5,575,359
86,891	Southern Co	5.250%	BBB-	2,289,578
190,878	Southern Co	4.950%	BBB-	5,075,446
53,372	Southern Co	4.200%	BBB-	1,364,722
	Total Electric Utilities			28,217,845
	Equity Real Estate Investment Trust – 1.5%
200	Kimco Realty Corp	5.125%	Baa2	5,206
80,301	Prologis Inc, (9)	8.540%	BBB	5,600,995
105,700	PS Business Parks Inc	5.250%	BBB	2,758,770

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Equity Real Estate Investment Trust (continued)
5,583	PS Business Parks Inc	4.875%	BBB	$151,299
193,083	Public Storage	5.600%	A3	5,354,191
8,331	Public Storage, (3)	4.875%	A3	224,770
111,690	Public Storage, (3)	4.750%	A3	2,994,409
131,589	Public Storage	4.625%	A3	3,556,851
83,200	Public Storage	4.125%	A3	2,147,392
300,000	Public Storage	4.000%	A3	7,602,000
1,016	Vornado Realty Trust, (3)	5.400%	Baa3	26,457
	Total Equity Real Estate Investment Trust			30,422,340
	Food Products – 0.6%
91,900	Dairy Farmers of America Inc, 144A, (9)	7.875%	BB+	9,190,000
32,500	Dairy Farmers of America Inc, 144A, (9)	7.875%	BB+	3,298,750
	Total Food Products			12,488,750
	Insurance – 1.7%
605,623	Allstate Corp	5.100%	Baa1	16,321,540
93,406	American Financial Group Inc/OH	5.875%	Baa2	2,544,380
60,000	American Financial Group Inc/OH	5.625%	Baa2	1,734,600
19,825	American International Group Inc	5.850%	BBB-	540,033
24,814	Arch Capital Group Ltd	5.450%	BBB	645,908
287,580	Hartford Financial Services Group Inc, (3)	7.875%	Baa2	7,494,335
3,839	Hartford Financial Services Group Inc	6.000%	BBB-	106,456
28,129	MetLife Inc	4.750%	BBB	754,982
50,813	Prudential Financial Inc	4.125%	BBB+	1,313,516
40,000	RenaissanceRe Holdings Ltd	4.200%	BBB	1,007,200
6,060	W R Berkley Corp	5.700%	Baa2	168,407
38,000	W R Berkley Corp	4.250%	BBB-	1,029,420
	Total Insurance			33,660,777
	Multi-Utilities – 0.6%
179,646	Algonquin Power & Utilities Corp	6.200%	BB+	5,017,513
280,000	DTE Energy Co	5.250%	BBB-	7,327,600
	Total Multi-Utilities			12,345,113
	Oil, Gas & Consumable Fuels – 0.2%
125,563	Enbridge Inc	6.375%	BBB-	3,372,622
	Total $25 Par (or similar) Retail Preferred (cost $322,901,444)			346,896,195

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 2.7% (1.7% of Total Investments)
	Banks – 1.0%
$7,000	Citizens Financial Group Inc	6.000%	1/06/70	BB+	$7,218,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$3,600	JPMorgan Chase & Co	8.750%	9/01/30	Baa1	$5,379,098
4,469	Lloyds Banking Group PLC, Reg S	6.413%	4/01/70	Baa3	6,245,427
1,000	Lloyds Banking Group PLC, Reg S	6.657%	5/21/70	Baa3	1,432,500
16,069	Total Banks				20,275,775
	Equity Real Estate Investment Trust – 0.8%
16,100	Scentre Group Trust 2, 144A	5.125%	9/24/80	BBB+	17,106,250
	Insurance – 0.9%
6,150	Liberty Mutual Insurance Co, 144A	7.697%	10/15/97	BBB+	9,792,777
7,700	Lincoln National Corp, (3-Month LIBOR reference rate + 2.040% spread), (5)	2.172%	4/20/67	BBB	6,737,500
1,000	Nippon Life Insurance Co, 144A	2.900%	9/16/51	A-	972,355
14,850	Total Insurance				17,502,632
$47,019	Total Corporate Bonds (cost $46,981,801)				54,884,657

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 1.8% (1.1% of Total Investments)
	Banks – 1.8%
7,543	Bank of America Corp	7.250%	BBB+	$10,803,235
16,641	Wells Fargo & Co	7.500%	Baa2	25,293,821
	Total Banks			36,097,056
	Total Convertible Preferred Securities (cost $33,848,454)			36,097,056

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 1.2% (0.8% of Total Investments)
723,135	BlackRock Credit Allocation Income Trust	$11,013,346
646,421	John Hancock Preferred Income Fund III	12,708,637
	Total Investment Companies (cost $28,159,180)	23,721,983
	Total Long-Term Investments (cost $2,864,932,672)	3,101,112,899

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.9% (2.5% of Total Investments)
	REPURCHASE AGREEMENTS – 3.9% (2.5% of Total Investments)
$78,685	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/21, repurchase price $78,685,234, collateralized by $70,030,400, U.S. Treasury Inflation Indexed Notes, 0.125%, due 10/15/24, value $80,259,021	0.000%	11/01/21	$78,685,234
	Total Short-Term Investments (cost $78,685,234)			78,685,234
	Total Investments (cost $2,943,617,906) – 157.8%			3,179,798,133
	Borrowings – (43.3)% (10), (11)			(873,300,000)
	Reverse Repurchase Agreements, including accrued interest – (13.7)% (12)			(275,184,768)
	Other Assets Less Liabilities – (0.8)% (13)			(15,597,753)
	Net Assets Applicable to Common Shares – 100%			$2,015,715,612
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$521,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(28,996,062)	$(28,996,062)
Morgan Stanley Capital Services, LLC	90,000,000	Receive	1-Month LIBOR	2.364	Monthly	7/01/19	7/1/2028	7/01/28	(7,334,419)	(7,334,419)
Total	$611,000,000								$(36,330,481)	$(36,330,481)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$1,615,241,317	$ —	$1,615,241,317
Contingent Capital Securities	—	1,024,271,691	—	1,024,271,691
$25 Par (or similar) Retail Preferred	287,567,800	59,328,395	—	346,896,195
Corporate Bonds	—	54,884,657	—	54,884,657
Convertible Preferred Securities	36,097,056	—	—	36,097,056
Investment Companies	23,721,983	—	—	23,721,983
Short-Term Investments:
Repurchase Agreements	—	78,685,234	—	78,685,234
Investments in Derivatives:
Interest Rate Swaps*	—	(36,330,481)	—	(36,330,481)
Total	$347,386,839	$2,796,080,813	$ —	$3,143,467,652

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value $600,909,662 have been pledged as collateral for reverse repurchase agreements.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $372,468,902.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(8)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Borrowings as a percentage of Total Investments is 27.5%.
(11)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,810,333,207 have been pledged as collateral for borrowings.
(12)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 8.7%.
(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(14)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.